COMMITMENTS AND CONTINGENCIES (Equipment Leases) (Details) (USD $)	Dec. 31, 2012
Capital Leases
Payments made in 2012	$ 94,595
2013	4,832
2014
2015
2016
2017
Total future minimum lease commitments	4,832
Less amount representing interest	(122)
Present value of future minimum lease commitments	4,710
Less current portion	(4,710)
Long-term portion
Operating Leases
Payments made in 2012	908,551
2013	868,823
2014	593,312
2015	361,348
2016	54,450
2017
Total future minimum lease commitments	1,877,933
Equipment [Member]
Operating Leases
Payments made in 2012	411,454
2013	295,088
2014	245,100
2015	228,300
2016	54,450
2017
Total future minimum lease commitments	822,938
Facilities [Member]
Operating Leases
Payments made in 2012	497,097
2013	573,735
2014	348,212
2015	133,048
2016
2017
Total future minimum lease commitments	$ 1,054,995